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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number : _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookline Avenue Partners, LP
Address: 100 Crescent Court
         Suite 1100
         Dallas, Texas 75201

Form 13F File Number: 028-12872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Kyle Knutson
Title: Chief Compliance Officer
Phone: (214) 775-3100

Signature, Place, and Date of Signing:


         /s/ J. Kyle Knutson                 Dallas, TX         February 5, 2010
-------------------------------------   ---------------------   ----------------
             (Signature)                    (City, State)            (Date)

The funds advised by the institutional investment manager filing this report are in the process of winding down or being liquidated. The institutional investment manager does not intend to make any subsequent filings on Form 13F at this time.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            0
Form 13F Information Table Value Total:            0
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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   COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5              COLUMN 6    COLUMN 7         COLUMN 8
--------------   --------   --------   --------   ---------------------------   ----------   --------   --------------------
                                                                                                          VOTING AUTHORITY
                 TITLE OF                VALUE    SHRS OR                       INVESTMENT     OTHER    --------------------
NAME OF ISSUER     CLASS      CUSIP     (X1000)   PRN AMT   SH/PRN   PUT/CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   --------   --------   --------   -------   ------   --------   ----------   --------   ----   ------   ----
